Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Principal Accounting Policies
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets:
Short-term investments	57,525	2,117	55,408	—
Long-term investments	7,116	—	195	6,921
	64,641	2,117	55,603	6,921

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets:
Short-term investments	61,270	2,938	58,332	—
Long-term investments	7,449	—	242	7,207
	68,719	2,938	58,574	7,207

Schedule of roll forward of major Level 3 investments

US$

Fair value of Level 3 investments as of December 31, 2023	9,874
Disposal	(2,706)
The change in fair value of the investments	(247)
Fair value of Level 3 investments as of December 31, 2024	6,921
The change in fair value of the investments	286
Fair value of Level 3 investments as of December 31, 2025	7,207

Schedule of significant unobservable inputs adopted in the valuation

As of December 31,
	2024	2025
Unobservable Inputs

Expected volatility	40%-71%	33% - 73%
Probability	Liquidation scenario:38%-45%	Liquidation scenario: 38% - 40%
	Redemption scenario:38%-45%	Redemption scenario: 38% - 40%
	IPO scenario:10%-25%	IPO scenario: 20% - 25%

Schedule of property, plant and equipment estimated useful life

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 years
Office equipment	3 years
Software	3 years

Disaggregated major revenue

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
PaaS	167,694	217,069	231,209
Smart solution	26,517	41,965	45,702
SaaS and others	35,779	39,583	44,880
Total revenue	229,990	298,617	321,791

Schedule of our segment results

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenue	229,990	298,617	321,791
Cost of revenue	(123,335)	(157,187)	(166,750)

Segment gross profit	106,655	141,430	155,041

Research and development expenses	(102,277)	(95,049)	(89,687)
Selling, general and administrative expenses	(121,103)	(105,335)	(64,026)
Other operating incomes, net	10,901	11,334	10,151

Segment (loss)/profit from operations	(105,824)	(47,620)	11,479